Condensed Statement of Operations - USD ($)		3 Months Ended		5 Months Ended
		Mar. 31, 2026		Dec. 31, 2025
Income Statement [Abstract]
Formation and operating costs				$ (8,751)
Professional fees		(60,065)		(35,000)
Net Loss		$ (60,065)		$ (43,751)
Weighted average shares outstanding, basic		5,357,143	[1],[2]	5,357,143 [3]
Weighted average number of shares - diluted	[1],[2]	5,357,143
Basic net loss per ordinary share		$ (0.01)		$ (0.01)
Diluted net loss per ordinary share		$ (0.01)		$ (0.01)
Weighted average shares outstanding, diluted	[3]			5,357,143

[1]	Excludes an aggregate of 803,572 Ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.
[2]	On May 12, 2026, our sponsor surrendered 6,160,714 founder shares to us for no consideration, which shares were cancelled, resulting in an aggregate of 6,160,715 founder shares outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender (see Note 5).
[3]	Excludes an aggregate of 803,572 Ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.